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February 20, 1996



Securities and Exchange Commission
Attention:  Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

RE:  Rule 24f-2 Notice for
     IDS Life of New York Account 7
     File No. 33-10334/811-4913

Commissioners:

[i] In accordance with the provisions of Rule 24f-2, IDS Life of New York Account 7 hereby files its Rule 24f-2
      Notice for the fiscal year ended December 31, 1995 ("Fiscal
      Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.                 $       0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.**         $       0

[iv]  Amount of securities sold during the
      fiscal year.                                      $<343,000>*

[v]   Amount of securities sold pursuant to 24f-2.      $<343,000>

[vi]  Fee $<343,000>   /   2900         equals          $       0

*    Sales of $143,000 minus redemptions of $486,000

Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS LIFE OF NEW YORK ACCOUNT 7



Mary Ellyn Minenko
Counsel
(612) 671-3678

MEM/HSB/rdh

Enclosures